UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:
                                                     Short Hills, NJ   5/14/02
--------------------------------------------        ---------------    -------
                    [Signature]                     [City, State]       Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                     ---

Form 13F Information Table Entry Total:               57
                                                     ---

Form 13F Information Table Value Total:              $ 306,237
                                                    ----------
                                                     (thousands)

List of Other Included Managers  NONE






                COLUMN 1                       COLUMN 2           COLUMN 3       COLUMN 4

                                                                                   VALUE    TY
             NAME OF ISSUER                 TITLE OF CLASS          CUSIP        (x$1000)    NONE

White Mountains Insurance Group Ltd.     COM                      G9618E107           3,178
AT&T Corp.                               COM                      001957109           1,570
AT&T Wireless Services Inc.              COM                      00209A106           3,487
Alderwoods Group Inc.                    COM                      014383103           1,672
Alleghany Corp. DEL                      COM                      017175100           2,850
AllAmerica Financial Corp.               COM                      019754100           4,490
Beverly Enterprises Inc.                 COM NEW                  087851309           7,200
Brascan Corp.                            CL A LTD VT SH           10549P606          10,905
Burnham Pacific Properties, Inc.         COM                      12232C108             253
Canadian Pacific Railway Ltd.            COM                      13645T100           4,820
City Investing Co. Liquidating Trust     Unit Ben Int             177900107             689
Cooper Industries, Inc.                  COM                      216669101           8,180
Crane Company                            COM                      224399105           2,827
Devon Energy Corp. New                   COM                      25179M103          15,331
Dillards Inc. - Class A                  COM                      254067101           2,386
FMC Technologies, Inc.                   COM                      30249U101           2,990
FMC Corp.                                COM NEW                  302491303          11,360
Federated Department Stores, Inc. DEL    COM                      31410H101           8,170
Florida East Coast Industries Inc.       CL A                     340632108           1,917
Florida East Coast Industries Inc.       CL B                     340632207           1,195
Flowers Foods Inc.                       COM                      343498101           1,882
Gencorp Inc.                             COM                      368682100           1,572
Grant Prideco, Inc.                      COM                      38821G101           4,788
Grupo TMM SA DE CV                       SP ADR A SHS             40051D105             548
Helmerich & Payne Inc.                   COM                      423452101          23,052
Honeywell International Inc.             COM                      438516106           6,697
Huttig Building Products, Inc.           COM                      448451104           2,101
ICN Pharmaceuticals, Inc. NEW            COM                      448924100           1,905
Kindred Healthcare, Inc.                 COM                      494580103           8,156
Knight Ridder Inc.                       COM                      499040103           8,243
Koger Equity Inc.                        COM                      500228101           1,597
Liberty Corp. S C                        COM                      530370105           3,098
Liberty Media Corp. New                  COM SER A                530718105          13,904
Marathon Oil Corp.                       COM                      565849106           1,440
McGraw Hill Companies, Inc.              COM                      580645109          10,579
Medallion Financial Corp.                COM                      583928106           2,009
Meredith Corp.                           COM                      589433101           7,439
Nashua Corporation                       COM                      631226107             951
New York Times Co.                       CL A                     650111107             718
Newhall Land & Farming Co. CAL           Depositary Receipts      651426108           5,008
PG&E Corporation                         COM                      69331C108           2,356
PanCanadian Energy Corp.                 COM                      69831A107          10,409
Principal Financial Group Inc.           COM                      74251V102          10,120
Rogers Communications, Inc.              CL B                     775109200           8,152
Saxon Capital Inc.                       COM                      80556P302           6,647
Southern Union Company New               COM                      844030106           3,802
Southwest Gas Corp.                      COM                      844895102           2,268
Spacelabs Medical, Inc.                  COM                      846247104           3,185
Suburban Lodges of America Inc.          COM                      864444104           3,447
Telephone & Data Systems Inc.            COM                      879433100           8,825
Triad Hospitals Inc.                     COM                      89579K109          10,314
TYCO International Ltd. New              COM                      902124106          14,544
United Industrial Corp.                  COM                      910671106           6,307
United States Cellular Corp.             COM                      911684108           1,025
ValueVision International, Inc.          CL A                     92047K107           1,556
Ventas Inc.                              COM                      92276F100           3,479
Washington Post Company                  CL B                     939640108           8,644
                                                                                    306,237



                COLUMN 1                      COLUMN 5          COLUMN 6     COLUMN 7           COLUMN 8

                                         SHRS OR    SH/  PUT/  INVESTMENT      OTHER        VOTING AUTHORI
             NAME OF ISSUER              PRN AMT    PRN  CALL  DISCRETION    MANAGERS     SOLE    SHARED

White Mountains Insurance Group Ltd.         9,200  SH            SOLE                     9,200
AT&T Corp.                                 100,000  SH            SOLE                   100,000
AT&T Wireless Services Inc.                389,600  SH            SOLE                   389,600
Alderwoods Group Inc.                      187,869  SH            SOLE                   187,869
Alleghany Corp. DEL                         15,200  SH            SOLE                    15,200
AllAmerica Financial Corp.                 100,000  SH            SOLE                   100,000
Beverly Enterprises Inc.                 1,000,000  SH            SOLE                  1,000,000
Brascan Corp.                              500,000  SH            SOLE                   500,000
Burnham Pacific Properties, Inc.           149,500  SH            SOLE                   149,500
Canadian Pacific Railway Ltd.              225,000  SH            SOLE                   225,000
City Investing Co. Liquidating Trust       362,600  SH            SOLE                   362,600
Cooper Industries, Inc.                    195,000  SH            SOLE                   195,000
Crane Company                              103,400  SH            SOLE                   103,400
Devon Energy Corp. New                     317,600  SH            SOLE                   317,600
Dillards Inc. - Class A                    100,000  SH            SOLE                   100,000
FMC Technologies, Inc.                     150,000  SH            SOLE                   150,000
FMC Corp.                                  271,000  SH            SOLE                   271,000
Federated Department Stores, Inc. DEL      200,000  SH            SOLE                   200,000
Florida East Coast Industries Inc.          67,700  SH            SOLE                    67,700
Florida East Coast Industries Inc.          45,600  SH            SOLE                    45,600
Flowers Foods Inc.                          73,900  SH            SOLE                    73,900
Gencorp Inc.                               100,000  SH            SOLE                   100,000
Grant Prideco, Inc.                        350,000  SH            SOLE                   350,000
Grupo TMM SA DE CV                          50,000  SH            SOLE                    50,000
Helmerich & Payne Inc.                     575,000  SH            SOLE                   575,000
Honeywell International Inc.               175,000  SH            SOLE                   175,000
Huttig Building Products, Inc.             382,000  SH            SOLE                   382,000
ICN Pharmaceuticals, Inc. NEW               60,000  SH            SOLE                    60,000
Kindred Healthcare, Inc.                   201,375  SH            SOLE                   201,375
Knight Ridder Inc.                         120,000  SH            SOLE                   120,000
Koger Equity Inc.                           89,700  SH            SOLE                    89,700
Liberty Corp. S C                           77,800  SH            SOLE                    77,800
Liberty Media Corp. New                  1,100,000  SH            SOLE                  1,100,000
Marathon Oil Corp.                          50,000  SH            SOLE                    50,000
McGraw Hill Companies, Inc.                155,000  SH            SOLE                   155,000
Medallion Financial Corp.                  258,600  SH            SOLE                   258,600
Meredith Corp.                             175,000  SH            SOLE                   175,000
Nashua Corporation                         161,200  SH            SOLE                   161,200
New York Times Co.                          15,000  SH   PUT      SOLE                    15,000
Newhall Land & Farming Co. CAL             160,000  SH            SOLE                   160,000
PG&E Corporation                           100,000  SH            SOLE                   100,000
PanCanadian Energy Corp.                   350,000  SH            SOLE                   350,000
Principal Financial Group Inc.             400,000  SH            SOLE                   400,000
Rogers Communications, Inc.                595,000  SH            SOLE                   595,000
Saxon Capital Inc.                         450,000  SH            SOLE                   450,000
Southern Union Company New                 207,525  SH            SOLE                   207,525
Southwest Gas Corp.                         91,200  SH            SOLE                    91,200
Spacelabs Medical, Inc.                    226,500  SH            SOLE                   226,500
Suburban Lodges of America Inc.            401,700  SH            SOLE                   401,700
Telephone & Data Systems Inc.              100,000  SH            SOLE                   100,000
Triad Hospitals Inc.                       300,000  SH            SOLE                   300,000
TYCO International Ltd. New                450,000  SH            SOLE                   450,000
United Industrial Corp.                    286,700  SH            SOLE                   286,700
United States Cellular Corp.                25,000  SH            SOLE                    25,000
ValueVision International, Inc.             75,000  SH            SOLE                    75,000
Ventas Inc.                                275,000  SH            SOLE                   275,000
Washington Post Company                     14,240  SH            SOLE                    14,240